SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Jun. 30, 2019 AUD ($) subsidiary	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)	Aug. 08, 2018 AUD ($)	Jun. 30, 2015 AUD ($)
Basis of preparation
Total comprehensive loss	$ (6,401,936)	$ (5,986,838)	$ (8,534,481)
Net cash outflow from operations	(6,073,182)	(5,636,533)	(6,852,404)
Total cash and cash equivalents	2,131,741	$ 5,487,035	10,988,255		$ 11,179,687
Proceeds from issuing shares	3,557,509		$ 8,049,369
Operating lease commitments	487,849
Decrease in net current assets	14,712
Repayment of lease liabilities	$ 221,281
Foreign currency translation
Number of overseas subsidiaries | subsidiary	2
Revenue recognition
Maximum annual aggregate turnover to avail refundable tax offset	$ 20,000,000
Equity Placement Facility with Kentgrove Capital Private Limited
Basis of preparation
Equity capital				$ 20,000,000
Individual placements				$ 1,000,000